Consolidated and Combined Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Development Part One [Member]
Fee and other income	$ 28,914	$ 3,927	$ 34,404	$ 11,515	$ 0